Interest Income	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Interest Income
23.	INTEREST INCOME

	Years Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Interest income
Cash and cash equivalents	$2,834.8	$17,831.3	$49,740.0
Financial assets at amortized cost	681.5	2,008.6	6,363.7
Financial assets at FVTOCI	2,192.5	2,582.3	4,190.2

	$5,708.8	$22,422.2	$60,293.9